As filed with the Securities and Exchange Commission on June 1, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04255

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
(Exact Name of the Registrant as Specified in Charter)

605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)

Registrant’s telephone number, including area code: (212) 476-8800

Robert Conti
Chief Executive Officer
Neuberger Berman Advisers Management Trust
605 Third Avenue, 2nd Floor
New York, New York 10158-0180

Arthur Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and addresses of agents for service)

Date of fiscal year end: December 31, 2009

Date of reporting period: March 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§ 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”)(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

March 31, 2009 Schedule of Investments Balanced Portfolio (UNAUDITED)

NUMBER OF SHARES		VALUE($)†
Common Stocks (64.0%)
Aerospace & Defense (0.8%)
600	L-3 Communications Holdings	40,680
1,300	Precision Castparts	77,870
		118,550
Air Freight & Logistics (1.7%)
3,400	C.H. Robinson Worldwide	155,074
2,900	Expeditors International	82,041
		237,115
Biotechnology (3.1%)
1,800	Alexion Pharmaceuticals	67,788	*
1,350	Cephalon, Inc.	91,935	*
4,000	Myriad Genetics	181,880	*
650	United Therapeutics	42,958	*
1,900	Vertex Pharmaceuticals	54,587	*
		439,148
Capital Markets (2.9%)
900	BlackRock, Inc.	117,036
5,300	Lazard Ltd.	155,820	ØØ
2,300	Northern Trust	137,586
		410,442
Chemicals (2.1%)
4,300	Airgas, Inc.	145,383	ØØ
4,300	Ecolab Inc.	149,339	ØØ
		294,722
Commercial Banks (0.4%)
1,750	Signature Bank	49,403	*
Commercial Services & Supplies (3.4%)
1,500	Clean Harbors	72,000	*
6,700	Iron Mountain	148,539	*
4,000	Stericycle, Inc.	190,920	*ØØ
2,300	Waste Connections	59,110	*
		470,569
Communications Equipment (1.5%)
4,500	Harris Corp.	130,230	ØØ
5,000	Juniper Networks	75,300	*
		205,530
Computers & Peripherals (0.2%)
2,250	NetApp, Inc.	33,390	*
Construction & Engineering (0.7%)
2,500	Jacobs Engineering Group	96,650	*
Containers & Packaging (0.2%)
1,200	Crown Holdings	27,276	*
Diversified Consumer Services (2.7%)
1,500	American Public Education	63,090	*
2,750	DeVry, Inc.	132,495
1,250	Grand Canyon Education	21,575	*
2,300	H & R Block	41,837
700	Strayer Education	125,909
		384,906
Diversified Financial Services (0.4%)
2,500	Nasdaq OMX Group	48,950	*
Electrical Equipment (1.0%)
3,800	AMETEK, Inc.	118,826
200	First Solar	26,540	*
		145,366
Electronic Equipment, Instruments & Components (2.0%)
4,000	Dolby Laboratories	136,440	*
3,000	FLIR Systems	61,440	*
2,500	National Instruments	46,625
2,800	Trimble Navigation	42,784	*
		287,289
Energy Equipment & Services (1.1%)
2,400	CARBO Ceramics	68,256
1,150	Core Laboratories N.V.	84,134
		152,390
Food & Staples Retailing (1.0%)
4,000	Shoppers Drug Mart	137,500
Food Products (0.8%)
2,000	Ralcorp Holdings	107,760	*ØØ
Health Care Equipment & Supplies (3.9%)
1,800	C.R. Bard	143,496
2,000	Gen-Probe	91,160	*
500	Intuitive Surgical	47,680	*
2,900	Masimo Corp.	84,042	*
1,750	NuVasive, Inc.	54,915	*
1,500	St. Jude Medical	54,495	*
5,000	Wright Medical Group	65,150	*
		540,938
Health Care Providers & Services (1.9%)
2,000	Express Scripts	92,340	*
1,200	HMS Holdings	39,480	*
5,800	VCA Antech	130,790	*
		262,610
Hotels, Restaurants & Leisure (2.6%)
1,700	Darden Restaurants	58,242
5,250	Penn National Gaming	126,787	*
8,600	WMS Industries	179,826	*ØØ
		364,855
Household Products (0.7%)
1,750	Church & Dwight	91,403
Insurance (0.5%)
3,800	Fidelity National Financial Class A	74,138
Internet Software & Services (1.5%)
1,500	Akamai Technologies	29,100	*
1,500	Equinix, Inc.	84,225	*
3,500	VistaPrint Ltd.	96,215	*
		209,540
IT Services (1.2%)
3,750	Cognizant Technology Solutions	77,962	*
5,000	SAIC Inc.	93,350	*
		171,312
Life Science Tools & Services (0.8%)
3,000	Illumina, Inc.	111,720	*
Machinery (0.9%)
2,400	Danaher Corp.	130,128	ØØ
Metals & Mining (0.7%)
1,000	Agnico-Eagle Mines	56,920
1,000	Freeport-McMoRan Copper & Gold	38,110
		95,030
Multiline Retail (1.2%)
1,000	Dollar Tree	44,550	*
1,800	Kohl's Corp.	76,176	*
3,000	Nordstrom, Inc.	50,250
		170,976
Oil, Gas & Consumable Fuels (4.0%)
5,300	Concho Resources	135,627	*
1,000	Murphy Oil	44,770
3,200	Range Resources	131,712
5,800	Southwestern Energy	172,202	*ØØ
2,500	XTO Energy	76,550
		560,861
Personal Products (0.3%)
1,600	Mead Johnson Nutrition	46,192	*
Pharmaceuticals (0.4%)
4,250	Mylan Laboratories	56,993	*
Professional Services (1.9%)
1,600	CoStar Group	48,400	*
2,000	FTI Consulting	98,960	*
2,900	IHS Inc.	119,422	*
		266,782
Road & Rail (0.6%)
3,400	J.B. Hunt Transport Services	81,974
Semiconductors & Semiconductor Equipment (3.4%)
2,300	Altera Corp.	40,365
2,000	Analog Devices	38,540
2,800	Broadcom Corp.	55,944	*
1,500	Cree, Inc.	35,295	*
2,000	Lam Research	45,540	*
5,000	Marvell Technology Group	45,800	*
5,500	Microchip Technology	116,545
2,250	Silicon Laboratories	59,400	*
2,000	Varian Semiconductor Equipment	43,320	*
		480,749
Software (2.6%)
14,000	Activision Blizzard	146,440	*
4,800	ANSYS, Inc.	120,480	*
2,200	Blackboard Inc.	69,828	*
1,500	VMware Inc.	35,430	*
		372,178
Specialty Retail (3.5%)
1,000	Bed Bath & Beyond	24,750	*
3,800	GameStop Corp. Class A	106,476	*
4,300	Ross Stores	154,284
2,000	Staples, Inc.	36,220
2,000	TJX Cos.	51,280
7,500	Urban Outfitters	122,775	*
		495,785
Textiles, Apparel & Luxury Goods (0.4%)
1,000	V.F. Corp.	57,110
Trading Companies & Distributors (0.8%)
3,400	Fastenal Co.	109,327	È
Wireless Telecommunication Services (4.2%)
6,500	American Tower	197,795	*
2,500	Millicom International Cellular	92,600
7,500	NII Holdings	112,500	*
8,000	SBA Communications	186,400	*
		589,295
Total Common Stocks (Cost $9,578,431)		8,986,852

See Notes to Schedule of Investments

March 31, 2009

Schedule of Investments Balanced Portfolio

(UNAUDITED)

PRINCIPAL AMOUNT($)		VALUE($)†

Mortgage-Backed Securities (26.1%)
Adjustable Alt-A Conforming Balance (1.5%)
523,068	Countrywide Home Loans Mortgage Pass-Through Trust, Ser. 2007-HYB2, Class 2A1, 5.36%, due 4/1/09	214,003	µ
Adjustable Alt-A Mixed Balance (5.9%)
523,487	Bear Stearns ALT-A Trust, Ser. 2007-2, Class 2A1, 5.54%, due 4/1/09	245,084	µ
532,107	Bear Stearns ALT-A Trust, Ser. 2006-4, Class 32A1, 6.47%, due 4/1/09	217,542	µØØ
294,234	First Horizon Alternative Mortgage Securities Trust, Ser. 2006-AA7, Class A1, 6.51%, due 4/1/09	133,404	µ
522,536	Nomura Asset Acceptance Corp., Ser. 2006-AR2, Class 2A2, 6.54%, due 4/1/09	230,189	µØØ
		826,219
Adjustable Alt-B Mixed Balance (0.6%)
141,745	Lehman XS Trust, Floating Rate, Ser. 2005-1, Class 2A1, 2.02%, due 4/1/09	78,645	µ
Adjustable Conforming Balance (2.2%)
280,094	Adjustable Rate Mortgage Trust, Ser. 2005-10, Class 4A1, 5.38%, due 4/1/09	186,548	µ
257,327	IndyMac INDX Mortgage Loan Trust, Ser. 2005-AR23, Class 2A1, 5.41%, due 4/1/09	123,903	µ
		310,451
Adjustable Jumbo Balance (2.5%)
116,855	Banc of America Funding Corp., Ser. 2005-F, Class 4A1, 5.33%, due 4/1/09	68,588	µ
315,855	Banc of America Funding Corp., Ser. 2006-H, Class 2A3, 6.68%, due 4/1/09	165,001	µØØ
279,531	Harborview Mortgage Loan Trust, Ser. 2006-3, Class 1A1A, 6.33%, due 4/1/09	121,204	µ
		354,793
Adjustable Mixed Balance (8.5%)
273,369	Banc of America Funding Corp., Ser. 2005-H, Class 7A1, 5.65%, due 4/1/09	153,151	µ
196,276	Banc of America Funding Corp., Ser. 2006-A, Class 3A2, 5.84%, due 4/1/09	88,646	µ
420,878	Countrywide Home Loan Mortgage Pass-Through Trust, Ser. 2006-HYB3, Class 1A1A, 5.07%, due 4/1/09	178,440	µ
294,018	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-AR4, Class 2A1, 4.57%, due 4/1/09	200,928	µ
302,600	First Horizon Mortgage Pass-Through Trust, Ser. 2005-AR5, Class 2A1, 5.45%, due 4/1/09	219,073	µ
273,129	GMAC Mortgage Corp. Loan Trust, Ser. 2006-AR1, Class 1A1, 5.59%, due 4/1/09	135,805	µ
17,274	Harborview Mortgage Loan Trust, Ser. 2004-4, Class 3A, 1.25%, due 4/1/09	7,476	µ
510,633	IndyMac INDX Mortgage Loan Trust, Ser. 2006-AR3, Class 2A1A, 6.17%, due 4/1/09	212,678	µØØ
		1,196,197
Mortgage-Backed Non-Agency (1.4%)
135,045	Countrywide Home Loans, Ser. 2005-R2, Class 2A4, 8.50%, due 6/25/35	139,617	ñØØ
57,866	GSMPS Mortgage Loan Trust, Ser. 2005-RP3, Class 1A4, 8.50%, due 9/25/35	55,279	ñ
		194,896
Fannie Mae (1.1%)
138,510	Whole Loan, Ser. 2004-W8, Class PT, 10.53%, due 4/1/09	152,864	µØØ
Freddie Mac (2.4%)
180,733	Pass-Through Certificates, 8.00%, due 11/1/26	197,486	ØØ

March 31, 2009

Schedule of Investments Balanced Portfolio cont’d

(UNAUDITED)

PRINCIPAL AMOUNT($)		VALUE($)†
126,886	Pass-Through Certificates, 8.50%, due 10/1/30	139,004	ØØ
		336,490
	Total Mortgage-Backed Securities (Cost $6,801,624)	3,664,558
Asset-Backed Securities (3.0%)
250,000	ACE Securities Corp. Home Equity Loan Trust, Ser. 2006-ASP5, Class A2B, 0.65%, due 4/27/09	112,194	µØØ
100,000	ACE Securities Corp. Home Equity Loan Trust, Ser. 2006-OP1, Class A2C, 0.67%, due 4/27/09	53,753	µØØ
200,000	Carrington Mortgage Loan Trust, Ser. 2007-FRE1, Class A3, 0.78%, due 4/27/09	79,097	µØØ
100,702	Impac Secured Assets Corp., Ser. 2006-3, Class A4, 0.61%, due 4/27/09	56,784	µ
171,380	Residential Asset Mortgage Products, Inc., Ser. 2006-RS1, Class AI2, 0.75%, due 4/27/09	104,784	µØØ
75,000	Securitized Asset Backed Receivables LLC Trust, Ser. 2006-WM4, Class A2C, 0.68%, due 4/27/09	19,362	µ
	Total Asset-Backed Securities (Cost $880,254)	425,974
Repurchase Agreements (3.6%)
505,000

Repurchase Agreement with Fixed Income Clearing Corp., 0.11%, due 4/1/09, dated 3/31/09, Maturity Value $505,002 Collateralized by $510,000 Fannie Mae, 4.50%, due 4/29/13 (Collateral Value $520,838) (Cost $ 505,000)

		505,000#
NUMBER OF SHARES
Short-Term Investments (4.0%)
459,638	Neuberger Berman Prime Money Fund Trust Class	459,638	@
107,582	Neuberger Berman Securities Lending Quality Fund, LLC	107,582	‡
	Total Short-Term Investments (Cost $567,220)	567,220
	Total Investments (100.7%) (Cost $18,332,529)	14,149,604	##
	Liabilities, less cash, receivables and other assets [(0.7%)]	(95,622)	¢¢
	Total Net Assets (100.0%)	$14,053,982

See Notes to Schedule of Investments

March 31, 2009

Schedule of Investments Growth Portfolio

(UNAUDITED)

NUMBER OF SHARES		VALUE($)†
Common Stocks (99.5%)
Aerospace & Defense (1.3%)
5,000	L-3 Communications Holdings	339,000
10,000	Precision Castparts	599,000
		938,000
Air Freight & Logistics (2.7%)
32,200	C.H. Robinson Worldwide	1,468,642
18,700	Expeditors International	529,023
		1,997,665
Biotechnology (5.1%)
15,000	Alexion Pharmaceuticals	564,900	*
11,000	Cephalon, Inc.	749,100	*È
34,000	Myriad Genetics	1,545,980	*
6,350	United Therapeutics	419,672	*
15,500	Vertex Pharmaceuticals	445,315	*È
		3,724,967
Capital Markets (4.6%)
7,250	BlackRock, Inc.	942,790
43,200	Lazard Ltd.	1,270,080
19,000	Northern Trust	1,136,580
		3,349,450
Chemicals (2.7%)
35,000	Airgas, Inc.	1,183,350
23,500	Ecolab Inc.	816,155
		1,999,505
Commercial Banks (0.5%)
12,500	Signature Bank	352,875	*
Commercial Services & Supplies (4.9%)
10,000	Clean Harbors	480,000	*
56,200	Iron Mountain	1,245,954	*
30,000	Stericycle, Inc.	1,431,900	*
18,000	Waste Connections	462,600	*
		3,620,454
Communications Equipment (2.2%)
35,000	Harris Corp.	1,012,900
40,000	Juniper Networks	602,400	*
		1,615,300
Computers & Peripherals (0.3%)
17,000	NetApp, Inc.	252,280	*
Construction & Engineering (1.1%)
20,500	Jacobs Engineering Group	792,530	*
Containers & Packaging (0.3%)
10,000	Crown Holdings	227,300	*
Diversified Consumer Services (4.3%)
12,000	American Public Education	504,720	*È
22,500	DeVry, Inc.	1,084,050
10,500	Grand Canyon Education	181,230	*È
18,500	H & R Block	336,515
6,000	Strayer Education	1,079,220	È
		3,185,735

March 31, 2009

Schedule of Investments Growth Portfolio

(UNAUDITED)

NUMBER OF SHARES		VALUE($)†
Diversified Financial Services (1.2%)
6,500	IntercontinentalExchange Inc.	484,055	*
20,000	Nasdaq OMX Group	391,600	*
		875,655
Electrical Equipment (1.8%)
33,100	AMETEK, Inc.	1,035,037
2,000	First Solar	265,400	*È
		1,300,437
Electronic Equipment, Instruments & Components (3.3%)
34,000	Dolby Laboratories	1,159,740	*
25,500	FLIR Systems	522,240	*
21,500	National Instruments	400,975
22,500	Trimble Navigation	343,800	*
		2,426,755
Energy Equipment & Services (1.7%)
20,600	CARBO Ceramics	585,864	È
9,150	Core Laboratories N.V.	669,414	È
		1,255,278
Food & Staples Retailing (1.6%)
35,000	Shoppers Drug Mart	1,203,125	È
Food Products (1.3%)
18,000	Ralcorp Holdings	969,840	*
Health Care Equipment & Supplies (6.0%)
15,000	C.R. Bard	1,195,800
16,500	Gen-Probe	752,070	*
4,100	Intuitive Surgical	390,976	*È
22,100	Masimo Corp.	640,458	*
13,500	NuVasive, Inc.	423,630	*È
12,500	St. Jude Medical	454,125	*
40,000	Wright Medical Group	521,200	*
		4,378,259
Health Care Providers & Services (3.5%)
18,700	Express Scripts	863,379	*
9,000	HMS Holdings	296,100	*
62,900	VCA Antech	1,418,395	*
		2,577,874
Hotels, Restaurants & Leisure (3.6%)
14,000	Darden Restaurants	479,640
41,500	Penn National Gaming	1,002,225	*
57,600	WMS Industries	1,204,416	*
		2,686,281
Household Products (1.0%)
14,000	Church & Dwight	731,220
Insurance (0.8%)
30,500	Fidelity National Financial Class A	595,055
Internet Software & Services (2.3%)
10,000	Akamai Technologies	194,000	*
12,000	Equinix, Inc.	673,800	*È
30,000	VistaPrint Ltd.	824,700	*È
		1,692,500

March 31, 2009

Schedule of Investments Growth Portfolio

(UNAUDITED)

NUMBER OF SHARES		VALUE($)†
IT Services (1.9%)
30,000	Cognizant Technology Solutions	623,700	*
40,500	SAIC Inc.	756,135	*
		1,379,835
Life Science Tools & Services (1.3%)
25,000	Illumina, Inc.	931,000	*È
Machinery (1.8%)
24,000	Danaher Corp.	1,301,280
Metals & Mining (1.0%)
7,500	Agnico-Eagle Mines	426,900	È
8,500	Freeport-McMoRan Copper & Gold	323,935
		750,835
Multiline Retail (1.9%)
8,500	Dollar Tree	378,675	*
14,500	Kohl's Corp.	613,640	*
23,500	Nordstrom, Inc.	393,625	È
		1,385,940
Oil, Gas & Consumable Fuels (5.4%)
43,200	Concho Resources	1,105,488	*
7,500	Murphy Oil	335,775
26,000	Range Resources	1,070,160
28,900	Southwestern Energy	858,041	*
20,500	XTO Energy	627,710
		3,997,174
Personal Products (0.5%)
13,000	Mead Johnson Nutrition	375,310	*
Pharmaceuticals (0.7%)
37,000	Mylan Laboratories	496,170	*
Professional Services (3.1%)
13,200	CoStar Group	399,300	*
17,000	FTI Consulting	841,160	*
25,000	IHS Inc.	1,029,500	*
		2,269,960
Road & Rail (0.9%)
26,200	J.B. Hunt Transport Services	631,682
Semiconductors & Semiconductor Equipment (5.1%)
18,500	Altera Corp.	324,675	È
15,000	Analog Devices	289,050
22,000	Broadcom Corp.	439,560	*
10,500	Cree, Inc.	247,065	*È
14,500	Lam Research	330,165	*
40,500	Marvell Technology Group	370,980	*
44,000	Microchip Technology	932,360	È
18,000	Silicon Laboratories	475,200	*
17,500	Varian Semiconductor Equipment	379,050	*
		3,788,105
Software (4.1%)
110,000	Activision Blizzard	1,150,600	*
40,300	ANSYS, Inc.	1,011,530	*
17,800	Blackboard Inc.	564,972	*
11,000	VMware Inc.	259,820	*
		2,986,922
Specialty Retail (5.7%)
8,000	Bed Bath & Beyond	198,000	*È
32,650	GameStop Corp. Class A	914,853	*
37,000	Ross Stores	1,327,560
16,500	Staples, Inc.	298,815
17,000	TJX Cos.	435,880	È
62,000	Urban Outfitters	1,014,940	*
		4,190,048

March 31, 2009

Schedule of Investments Growth Portfolio

(UNAUDITED)

NUMBER OF SHARES	VALUE($)†
Textiles, Apparel & Luxury Goods (0.6%)
7,500	V.F. Corp.	428,325
Trading Companies & Distributors (1.3%)
28,800	Fastenal Co.	926,064	È
Wireless Telecommunication Services (6.1%)
55,000	American Tower	1,673,650	*
9,000	Millicom International Cellular	333,360	È
62,500	NII Holdings	937,500	*
65,000	SBA Communications	1,514,500	*
		4,459,010
Total Common Stocks (Cost $77,359,314)		73,046,000
Short-Term Investments (17.0%)
79,231	Neuberger Berman Prime Money Fund Trust Class	79,231	@ØØ
12,408,724	Neuberger Berman Securities Lending Quality Fund, LLC	12,408,724	‡
Total Short-Term Investments (Cost $12,487,955)		12,487,955
Total Investments (116.5%) (Cost $89,847,269)		85,533,955	##
Liabilities, less cash, receivables and other assets [(16.5%)]		(12,098,969)
Total Net Assets (100.0%)		$73,434,986

March 31, 2009 Schedule of Investments Guardian Portfolio (UNAUDITED)

NUMBER OF SHARES		VALUE($)†
Common Stocks (95.2%)
Automobiles (1.9%)
32,525	Toyota Motor ADR	2,058,833	È
Biotechnology (4.4%)
72,100	Genzyme Corp.	4,282,019	*
80,000	Medarex, Inc.	410,400	*
		4,692,419
Capital Markets (4.9%)
95,515	Bank of New York Mellon	2,698,299
169,036	Charles Schwab	2,620,058
		5,318,357
Chemicals (3.8%)
60,670	Praxair, Inc.	4,082,484
Commercial Services & Supplies (5.7%)
142,950	Republic Services	2,451,592
146,360	Waste Management	3,746,816
		6,198,408
Diversified Financial Services (4.0%)
58,425	IntercontinentalExchange Inc.	4,350,910	*
Electronic Equipment, Instruments & Components (7.8%)
129,895	Anixter International	4,115,074	*
229,250	National Instruments	4,275,512
		8,390,586
Energy Equipment & Services (3.2%)
84,475	Schlumberger Ltd.	3,431,374
Health Care Providers & Services (1.7%)
88,195	UnitedHealth Group	1,845,921
Industrial Conglomerates (2.8%)
60,660	3M Co.	3,016,015
Insurance (7.5%)
6,100	Markel Corp.	1,731,668	*
220,875	Progressive Corp.	2,968,560	*
155,800	Willis Group Holdings	3,427,600
		8,127,828
Internet Software & Services (1.8%)
154,700	Yahoo! Inc.	1,981,707	*
Life Science Tools & Services (2.0%)
37,800	Millipore Corp.	2,170,098	*
Machinery (5.1%)
100,690	Danaher Corp.	5,459,412
Media (13.6%)
355,975	Comcast Corp. Class A Special	4,581,398
229,525	Scripps Networks Interactive	5,166,608
13,992	Washington Post	4,996,543
		14,744,549
Multi-Utilities (2.5%)
357,153	National Grid	2,743,114
Oil, Gas & Consumable Fuels (7.5%)
267,445	BG Group PLC	4,034,259
50,575	Cimarex Energy	929,568
139,000	Newfield Exploration	3,155,300	*
		8,119,127
Road & Rail (3.4%)
104,575	Canadian National Railway	3,707,184
Semiconductors & Semiconductor Equipment (8.0%)
335,575	Altera Corp.	5,889,341
167,595	Texas Instruments	2,766,994
		8,656,335
Software (3.6%)
143,400	Intuit Inc.	3,871,800	*
Total Common Stocks (Cost $127,202,112)		102,966,461
Short-Term Investments (6.7%)
5,205,855	Neuberger Berman Prime Money Fund Trust Class	5,205,855	@
2,104,209	Neuberger Berman Securities Lending Quality Fund, LLC	2,104,209	‡
Total Short-Term Investments (Cost $7,310,064)		7,310,064
Total Investments (101.9%) (Cost $134,512,176)		110,276,525	##
Liabilities, less cash, receivables and other assets [(1.9%)]		(2,080,250)
Total Net Assets (100.0%)		$108,196,275

See Notes to Schedule of Investments

March 31, 2009

Schedule of Investments International Portfolio

(UNAUDITED)

NUMBER OF SHARES	VALUE($)†
Common Stocks (91.6%)
Australia (1.0%)
40,900	BHP Billiton ADR	1,824,140
146,000	Brambles Ltd.	487,036
		2,311,176
Belgium (4.2%)
81,342	Anheuser-Busch InBev	2,239,767
102,584	Anheuser-Busch InBev VVPR Strip	409	*
16,172	Colruyt SA	3,708,728
77,560	Fortis VVPR Strip	103	*
349,705	Hansen Transmissions	498,098	*
39,567	Option NV	46,734	*
157,190	Telenet Group Holding	2,658,750	*
		9,152,589
Brazil (1.2%)
253,635	Amil Participacoes	692,105
83,643	Petroleo Brasileiro ADR	2,049,253
		2,741,358
Canada (5.3%)
108,735	Addax Petroleum	2,354,430
54,600	Barrick Gold	1,767,311
101,810	Cameco Corp.	1,740,170
219,483	MacDonald Dettwiler	4,332,909	*
148,550	Talisman Energy	1,572,924
		11,767,744
Chile (0.9%)
73,810	Sociedad Quimica y Minera de Chile ADR, B Shares	1,960,394
China (3.1%)
5,651,200	Bank of China, H Shares	1,880,863	È
54,550	China Mobile ADR	2,374,016
637,825	Hengan International Group	2,565,659
		6,820,538
Denmark (1.3%)
57,905	Novo Nordisk Class B	2,776,305	È
Finland (0.7%)
122,995	Nokia Oyj	1,438,477
France (7.5%)
130,300	Arkema	2,056,744
94,364	Ipsen SA	3,633,128
137,512	Ipsos	3,032,606
28,935	Pernod Ricard	1,612,533	È
105,130	Teleperformance	2,891,904
65,915	Total SA ADR	3,233,790
		16,460,705
Germany (8.2%)
64,950	Deutsche Boerse	3,896,733	È
58,200	Fresenius Medical Care	2,258,420
153,070	GEA Group	1,629,358
137,175	Gerresheimer AG	2,510,201
65,710	SAP AG	2,318,906
184,054	Tognum AG	1,596,447
83,483	Wincor Nixdorf	3,772,152
		17,982,217
India (0.6%)
34,495	State Bank of India GDR	1,414,808
Ireland (0.9%)
129,550	DCC PLC	1,961,047
Israel (2.0%)
469,445	Makhteshim-Agan Industries	1,977,559
54,045	Teva Pharmaceutical Industries ADR	2,434,727
		4,412,286
Italy (2.0%)
97,145	Lottomatica SPA	1,597,068
681,645	Milano Assicurazioni	1,567,518
118,498	UBI Banca	1,304,798
		4,469,384
Japan (13.2%)
67,700	Alfresa Holdings	2,480,862
44,500	East Japan Railway	2,319,972
17,200	FANUC Ltd.	1,176,428
84,400	Hisamitsu Pharmaceutical	2,607,604
28,200	Hogy Medical	1,537,884
1,540	Jupiter Telecommunications	1,028,750
312,900	Nihon Kohden	3,876,403
92,035	Nintendo Co. ADR	3,359,277
104,000	Rohto Pharmaceutical	944,949
60,100	Sankyo Co.	2,626,571
30,100	Secom Co.	1,114,438
126,000	Shiseido Co.	1,847,289
54,100	TERUMO Corp.	2,009,584
25,020	Toyota Motor ADR	1,583,766
18,500	Unicharm Petcare	469,453
		28,983,230
Netherlands (9.2%)
82,155	Fugro NV	2,609,061
77,050	Heineken NV	2,188,774
93,200	Koninklijke Ahold	1,020,793
67,900	Koninklijke DSM	1,786,627	È
78,290	Nutreco Holding	2,803,213
114,228	Sligro Food Group	2,591,422
173,792	TNT NV	2,978,858
217,075	Unilever NV	4,276,625
		20,255,373
Norway (2.5%)
858,463	DnB NOR	3,851,169
481,734	Prosafe ASA	1,714,073	*
		5,565,242
Singapore (0.7%)
248,000	United Overseas Bank	1,590,743
Spain (2.2%)
243,618	Telefonica SA ADR	4,858,060
Sweden (1.1%)
258,441	Getinge AB, B Shares	2,502,985
Switzerland (5.2%)
5,865	Barry Callebaut	2,678,926
121,605	Nestle SA	4,108,345
16,500	Roche Holding	2,264,626
15,124	Sulzer AG	780,442
162,115	UBS AG	1,519,867	*
		11,352,206
United Kingdom (18.6%)
68,700	Amdocs Ltd.	1,272,324	*
650,468	Amlin PLC	3,205,930
335,225	BAE Systems	1,607,778
323,200	Balfour Beatty	1,515,612
69,750	Cairn Energy	2,174,559	*
140,170	Chemring Group	3,810,986
88,955	De La Rue	1,238,749
208,740	Diageo PLC	2,330,966
503,911	Experian Group	3,150,947
460,883	Halma PLC	1,090,779
567,358	Informa PLC	2,137,507
73,238	Laird Group	102,879
1,197,921	RPS Group	2,677,301
28,741	Sepura Ltd.	13,158
251,605	Smith & Nephew	1,566,098
321,883	SSL International	2,071,393
147,410	Tullow Oil	1,694,858
3,926,097	Vodafone Group	6,844,971
116,200	Willis Group Holdings	2,556,400
		41,063,195
Total Common Stocks (Cost $255,523,998)		201,840,062
Preferred Stocks (1.2%)
Brazil (1.2%)
110,245	Ultrapar Participacoes ADR (Cost $3,376,387)	2,597,372
Short-Term Investments (11.9%)
14,994,520	Neuberger Berman Prime Money Fund Trust Class	14,994,520	@
11,292,435	Neuberger Berman Securities Lending Quality Fund, LLC	11,292,435	‡
Total Short-Term Investments (Cost $26,286,955)		26,286,955
Total Investments (104.7%) (Cost $285,187,340)		230,724,389	##
Liabilities, less cash, receivables and other assets [(4.7%)]		(10,356,048)
Total Net Assets (100.0%)		$220,368,341

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY
International Portfolio (UNAUDITED)

Industry	Value†	Percentage of Net Assets
Oil, Gas & Consumable Fuels	$17,417,356	7.9%
Pharmaceuticals	14,680,306	6.7%
Food Products	14,336,562	6.5%
Health Care Equipment & Supplies	13,564,347	6.2%
Software	11,283,416	5.1%
Commercial Banks	10,042,381	4.6%
Wireless Telecommunication Services	9,218,987	4.2%
Media	9,090,767	4.1%
Commercial Services & Supplies	8,668,471	3.9%
Beverages	8,372,040	3.8%
Insurance	8,021,952	3.6%
Chemicals	7,781,324	3.5%
Diversified Telecommunication	7,516,810	3.4%
Food & Staples Retailing	7,320,943	3.3%
Aerospace & Defense	5,418,764	2.5%
Personal Products	4,412,948	2.0%
Energy Equipment & Services	4,323,134	2.0%
Machinery	4,084,326	1.9%
Diversified Financial Services	3,896,836	1.8%
Computers & Peripherals	3,772,152	1.7%
Metals & Mining	3,591,451	1.6%
Air Freight & Logistics	2,978,858	1.4%
Pharmaceuticals & Biotechnology	2,607,604	1.2%
Life Science Tools & Services	2,510,201	1.1%
Health Products & Services	2,480,862	1.1%
Road & Rail	2,319,972	1.1%
Health Care Providers & Services	2,258,420	1.0%
Industrial Conglomerates	1,961,047	0.9%
Hotels, Restaurants & Leisure	1,597,068	0.7%
Electrical Equipment	1,596,447	0.7%
Automobiles	1,583,766	0.7%
Capital Markets	1,519,867	0.7%
Construction & Engineering	1,515,612	0.7%
Communications Equipment	1,498,369	0.7%
Electronic Equipment & Instruments	1,193,658	0.5%
Computers & Systems	409	0.0%
Other Assets-Net	15,930,908	7.2%

	$220,368,341	100.0%

March 31, 2009

Schedule of Investments Mid-Cap Growth Portfolio

(UNAUDITED)

NUMBER OF SHARES		VALUE($)†
Common Stocks (99.6%)
Aerospace & Defense (1.3%)
22,500	L-3 Communications Holdings	1,525,500
50,000	Precision Castparts	2,995,000	È
		4,520,500
Air Freight & Logistics (2.7%)
128,200	C.H. Robinson Worldwide	5,847,202	È
117,600	Expeditors International	3,326,904
		9,174,106
Biotechnology (5.1%)
70,000	Alexion Pharmaceuticals	2,636,200	*
50,000	Cephalon, Inc.	3,405,000	*È
160,000	Myriad Genetics	7,275,200	*È
30,000	United Therapeutics	1,982,700	*
72,500	Vertex Pharmaceuticals	2,082,925	*È
		17,382,025
Capital Markets (4.5%)
34,000	BlackRock, Inc.	4,421,360
197,800	Lazard Ltd.	5,815,320
88,000	Northern Trust	5,264,160	È
		15,500,840
Chemicals (3.6%)
165,200	Airgas, Inc.	5,585,412
197,800	Ecolab Inc.	6,869,594
		12,455,006
Commercial Banks (0.5%)
61,500	Signature Bank	1,736,145	*
Commercial Services & Supplies (5.6%)
45,000	Clean Harbors	2,160,000	*
57,500	Copart, Inc.	1,705,450	*
264,100	Iron Mountain	5,855,097	*È
153,600	Stericycle, Inc.	7,331,328	*È
84,000	Waste Connections	2,158,800	*È
		19,210,675
Communications Equipment (2.0%)
145,000	Harris Corp.	4,196,300
180,000	Juniper Networks	2,710,800	*È
		6,907,100
Computers & Peripherals (0.3%)
78,000	NetApp, Inc.	1,157,520	*
Construction & Engineering (1.1%)
97,500	Jacobs Engineering Group	3,769,350	*
Containers & Packaging (0.3%)
46,500	Crown Holdings	1,056,945	*
Diversified Consumer Services (4.4%)
56,000	American Public Education	2,355,360	*È
105,000	DeVry, Inc.	5,058,900
50,000	Grand Canyon Education	863,000	*È
85,000	H & R Block	1,546,150
30,000	Strayer Education	5,396,100	È
		15,219,510

March 31, 2009

Schedule of Investments Mid-Cap Growth Portfolio cont’d

(UNAUDITED)

NUMBER OF SHARES		VALUE($)†
Diversified Financial Services (1.2%)
32,500	IntercontinentalExchange Inc.	2,420,275	*È
90,000	Nasdaq OMX Group	1,762,200	*
		4,182,475
Electrical Equipment (1.8%)
153,600	AMETEK, Inc.	4,803,072
9,500	First Solar	1,260,650	*È
		6,063,722
Electronic Equipment, Instruments & Components (3.3%)
160,000	Dolby Laboratories	5,457,600	*È
120,000	FLIR Systems	2,457,600	*È
98,500	National Instruments	1,837,025
105,000	Trimble Navigation	1,604,400	*
		11,356,625
Energy Equipment & Services (1.7%)
94,100	CARBO Ceramics	2,676,204	È
42,500	Core Laboratories N.V.	3,109,300	È
		5,785,504
Food & Staples Retailing (1.8%)
180,100	Shoppers Drug Mart	6,190,937	È
Food Products (1.4%)
90,000	Ralcorp Holdings	4,849,200	*
Health Care Equipment & Supplies (5.8%)
70,000	C.R. Bard	5,580,400	È
80,000	Gen-Probe	3,646,400	*È
20,000	Intuitive Surgical	1,907,200	*È
105,600	Masimo Corp.	3,060,288	*
60,000	NuVasive, Inc.	1,882,800	*È
56,000	St. Jude Medical	2,034,480	*
150,000	Wright Medical Group	1,954,500	*È
		20,066,068
Health Care Providers & Services (2.9%)
95,000	Express Scripts	4,386,150	*
44,150	HMS Holdings	1,452,535	*
182,500	VCA Antech	4,115,375	*È
		9,954,060
Hotels, Restaurants & Leisure (3.6%)
65,000	Darden Restaurants	2,226,900	È
200,000	Penn National Gaming	4,830,000	*
249,700	WMS Industries	5,221,227	*È
		12,278,127
Household Products (1.0%)
67,000	Church & Dwight	3,499,410
Insurance (0.8%)
140,000	Fidelity National Financial Class A	2,731,400
Internet Software & Services (2.3%)
45,000	Akamai Technologies	873,000	*
56,000	Equinix, Inc.	3,144,400	*È
140,000	VistaPrint Ltd.	3,848,600	*È
		7,866,000

March 31, 2009

Schedule of Investments Mid-Cap Growth Portfolio cont’d

(UNAUDITED)

NUMBER OF SHARES		VALUE($)†
IT Services (1.9%)
150,000	Cognizant Technology Solutions	3,118,500	*
189,500	SAIC Inc.	3,537,965	*
		6,656,465
Life Science Tools & Services (1.2%)
115,500	Illumina, Inc.	4,301,220	*È
Machinery (1.6%)
98,400	Danaher Corp.	5,335,248
Metals & Mining (1.0%)
33,500	Agnico-Eagle Mines	1,906,820	È
37,500	Freeport-McMoRan Copper & Gold	1,429,125
		3,335,945
Multiline Retail (1.8%)
36,500	Dollar Tree	1,626,075	*È
68,000	Kohl's Corp.	2,877,760	*È
107,500	Nordstrom, Inc.	1,800,625	È
		6,304,460
Oil, Gas & Consumable Fuels (5.4%)
201,700	Concho Resources	5,161,503	*È
35,000	Murphy Oil	1,566,950
121,000	Range Resources	4,980,360	È
135,000	Southwestern Energy	4,008,150	*
96,000	XTO Energy	2,939,520
		18,656,483
Personal Products (0.5%)
60,000	Mead Johnson Nutrition	1,732,200	*
Pharmaceuticals (0.7%)
170,000	Mylan Laboratories	2,279,700	*È
Professional Services (3.1%)
62,000	CoStar Group	1,875,500	*È
80,000	FTI Consulting	3,958,400	*
115,200	IHS Inc.	4,743,936	*
		10,577,836
Road & Rail (0.9%)
126,500	J.B. Hunt Transport Services	3,049,915	È
Semiconductors & Semiconductor Equipment (5.2%)
86,000	Altera Corp.	1,509,300	È
70,000	Analog Devices	1,348,900
100,000	Broadcom Corp.	1,998,000	*È
50,000	Cree, Inc.	1,176,500	*È
70,000	Lam Research	1,593,900	*
190,000	Marvell Technology Group	1,740,400	*
203,500	Microchip Technology	4,312,165	È
84,500	Silicon Laboratories	2,230,800	*
85,000	Varian Semiconductor Equipment	1,841,100	*
		17,751,065
Software (4.1%)
520,000	Activision Blizzard	5,439,200	*
188,200	ANSYS, Inc.	4,723,820	*È
83,100	Blackboard Inc.	2,637,594	*
50,500	VMware Inc.	1,192,810	*
		13,993,424
Specialty Retail (5.8%)
58,000	Bed Bath & Beyond	1,435,500	*È

March 31, 2009

Schedule of Investments Mid-Cap Growth Portfolio cont’d

(UNAUDITED)

NUMBER OF SHARES	VALUE($)†
152,200	GameStop Corp. Class A	4,264,644	*È
172,800	Ross Stores	6,200,064
75,000	Staples, Inc.	1,358,250
77,500	TJX Cos.	1,987,100	È
285,000	Urban Outfitters	4,665,450	*È
		19,911,008
Textiles, Apparel & Luxury Goods (0.6%)
34,000	V.F. Corp.	1,941,740	È
Trading Companies & Distributors (1.3%)
139,200	Fastenal Co.	4,475,976	È
Wireless Telecommunication Services (5.5%)
203,100	American Tower	6,180,333	*È
40,000	Millicom International Cellular	1,481,600	È
285,000	NII Holdings	4,275,000	*È
300,000	SBA Communications	6,990,000	*
		18,926,933
Total Common Stocks (Cost $364,384,331)		342,142,868
Short-Term Investments (29.8%)
1,095,416	Neuberger Berman Prime Money Fund Trust Class	1,095,416	@
101,100,867	Neuberger Berman Securities Lending Quality Fund, LLC	101,100,867	‡
Total Short-Term Investments (Cost $102,196,283)		102,196,283
Total Investments (129.4%) (Cost $466,580,614)		444,339,151	##
Liabilities, less cash, receivables and other assets [(29.4%)]		(100,848,771)
Total Net Assets (100.0%)		$343,490,380

March 31, 2009

Schedule of Investments Partners Portfolio

(UNAUDITED)

NUMBER OF SHARES	VALUE($)†
Common Stocks (98.3%)
Aerospace & Defense (1.8%)
51,000	L-3 Communications Holdings	3,457,800
Automobiles (1.6%)
226,300	Harley-Davidson	3,030,157	È
Beverages (3.5%)
322,500	Constellation Brands	3,837,750	*
174,600	Dr. Pepper Snapple Group	2,952,486	*
		6,790,236
Capital Markets (5.4%)
25,000	Goldman Sachs Group	2,650,500
209,400	Invesco Ltd.	2,902,284
119,600	Morgan Stanley	2,723,292
65,400	State Street	2,013,012	È
		10,289,088
Commercial Banks (0.9%)
124,000	Wells Fargo	1,765,760
Construction & Engineering (2.3%)
298,400	Chicago Bridge & Iron	1,870,968
179,400	KBR, Inc.	2,477,514
		4,348,482
Consumer Finance (1.1%)
159,400	American Express	2,172,622
Diversified Financial Services (4.9%)
235,700	Bank of America	1,607,474
358,000	Citigroup Inc.	905,740	È
122,900	J.P. Morgan Chase	3,266,682	È
159,700	Moody's Corp.	3,660,324	È
		9,440,220
Electric Utilities (1.3%)
65,700	FirstEnergy Corp.	2,536,020
Electrical Equipment (1.7%)
226,800	ABB Ltd.	3,161,592
Energy Equipment & Services (3.7%)
89,600	Halliburton Co.	1,386,112
105,300	National Oilwell Varco	3,023,163	*
107,300	Noble Corp.	2,584,857
		6,994,132
Health Care Equipment & Supplies (2.3%)
68,000	Covidien Ltd.	2,260,320
59,300	Zimmer Holdings	2,164,450	*
		4,424,770
Health Care Providers & Services (4.9%)
134,000	Aetna Inc.	3,260,220
73,900	Cardinal Health	2,326,372
102,300	WellPoint Inc.	3,884,331	*
		9,470,923
Health Care Technology (0.8%)
123,000	IMS Health	1,533,810
Household Durables (0.4%)
1,800	NVR, Inc.	769,950	*
Household Products (2.4%)
91,700	Energizer Holdings	4,556,573	*
Independent Power Producers & Energy Traders (1.7%)
183,300	NRG Energy	3,226,080	*È
Industrial Conglomerates (2.4%)
192,800	McDermott International	2,581,592	*
86,600	Walter Industries	1,980,542
		4,562,134
Insurance (4.7%)
115,800	Assurant, Inc.	2,522,124
1,800	Berkshire Hathaway Class B	5,076,000	*
59,900	MetLife, Inc.	1,363,923
		8,962,047
IT Services (5.8%)
75,900	Affiliated Computer Services	3,634,851	*
206,100	Fidelity National Information Services	3,751,020
124,100	Lender Processing Services	3,798,701
		11,184,572
Machinery (1.3%)
268,100	Terex Corp.	2,479,925	*
Marine (0.3%)
126,000	DryShips Inc.	641,340
Media (3.5%)
166,900	Cablevision Systems	2,159,686
201,000	McGraw-Hill Cos.	4,596,870
		6,756,556
Metals & Mining (6.2%)
84,300	Cliffs Natural Resources	1,530,888
94,000	Freeport-McMoRan Copper & Gold	3,582,340
204,600	Sterlite Industries (India) ADR	1,446,522
330,000	Teck Cominco Class B	1,831,500
52,000	United States Steel	1,098,760	È
342,700	Xstrata PLC	2,298,821
		11,788,831
Multiline Retail (3.4%)
171,300	J.C. Penney	3,437,991
347,900	Macy's Inc.	3,096,310
		6,534,301
Oil, Gas & Consumable Fuels (14.3%)
108,300	Canadian Natural Resources	4,176,048
158,200	Denbury Resources	2,350,852	*
48,000	EOG Resources	2,628,480
500	Exxon Mobil	34,050
22,050	Frontline Ltd.	391,960	È
97,300	Peabody Energy	2,436,392
164,200	Petroleo Brasileiro ADR	5,003,174
139,347	Ship Finance International	914,116	È
122,600	Southwestern Energy	3,639,994	*
89,605	Suncor Energy	1,990,127
155,745	Talisman Energy	1,635,323
72,916	XTO Energy	2,232,688
		27,433,204
Personal Products (1.9%)
253,200	NBTY, Inc.	3,565,056	*
Pharmaceuticals (2.3%)
120,300	Shire Limited ADR	4,323,582
Real Estate Investment Trusts (1.6%)
114,000	Annaly Capital Management	1,581,180
43,580	Vornado Realty Trust	1,448,599
		3,029,779
Semiconductors & Semiconductor Equipment (0.8%)
110,200	International Rectifier	1,488,802	*
Software (4.9%)
82,900	Check Point Software Technologies	1,841,209	*
128,100	Microsoft Corp.	2,353,197
169,400	Oracle Corp.	3,061,058	*
142,457	Symantec Corp.	2,128,308	*
		9,383,772
Specialty Retail (1.9%)
97,100	Best Buy	3,685,916	È
Wireless Telecommunication Services (2.3%)
102,000	China Mobile ADR	4,439,040
Total Common Stocks (Cost $289,575,099)		188,227,072
Short-Term Investments (7.5%)
2,812,477	Neuberger Berman Prime Money Fund Trust Class	2,812,477	@ØØ
11,458,847	Neuberger Berman Securities Lending Quality Fund, LLC	11,458,847	‡
Total Short-Term Investments (Cost $14,271,324)		14,271,324
Total Investments (105.8%) (Cost $303,846,423)		202,498,396	##
Liabilities, less cash, receivables and other assets [(5.8%)]		(11,076,586)
Total Net Assets (100.0%)		$191,421,810

March 31, 2009

Schedule of Investments Regency Portfolio

(UNAUDITED)

NUMBER OF SHARES		VALUE($)†
Common Stocks (94.8%)
Aerospace & Defense (2.6%)
144,500	Embraer-Empresa Brasileira de Aeronautica ADR	1,917,515	È
40,300	L-3 Communications Holdings	2,732,340
		4,649,855
Auto Components (1.4%)
73,000	Johnson Controls	876,000
135,000	WABCO Holdings	1,661,850
		2,537,850
Automobiles (1.5%)
197,400	Harley-Davidson	2,643,186	È
Beverages (3.0%)
257,900	Constellation Brands	3,069,010	*
133,700	Dr. Pepper Snapple Group	2,260,867	*
		5,329,877
Capital Markets (6.8%)
258,200	Invesco Ltd.	3,578,652
236,900	Jefferies Group	3,269,220
151,800	Legg Mason	2,413,620	È
131,900	Morgan Stanley	3,003,363
		12,264,855
Commercial Banks (3.4%)
16,900	City National	570,713
240,280	First Horizon National	2,580,607	È
228,400	KeyCorp	1,797,508
123,000	Zions Bancorp	1,209,090	È
		6,157,918
Construction & Engineering (0.8%)
225,100	Chicago Bridge & Iron	1,411,377
Diversified Financial Services (1.1%)
88,100	Moody's Corp.	2,019,252	È
Electric Utilities (6.5%)
181,400	DPL Inc.	4,088,756	È
24,600	Entergy Corp.	1,675,014
60,300	FirstEnergy Corp.	2,327,580
195,600	NV Energy	1,836,684
62,900	PPL Corp.	1,805,859
		11,733,893
Electronic Equipment, Instruments & Components (2.9%)
100,600	Anixter International	3,187,008	*
118,300	Avnet, Inc.	2,071,433	*
		5,258,441
Energy Equipment & Services (2.8%)
68,800	National Oilwell Varco	1,975,248	*
54,400	Noble Corp.	1,310,496
46,100	Oceaneering International	1,699,707	*
		4,985,451
Food Products (2.3%)
123,300	ConAgra, Inc.	2,080,071
38,300	J. M. Smucker	1,427,441
72,300	Smithfield Foods	683,958	*È
		4,191,470

March 31, 2009

Schedule of Investments Regency Portfolio cont’d

(UNAUDITED)

NUMBER OF SHARES		VALUE($)†
Health Care Equipment & Supplies (0.8%)
40,900	Covidien Ltd.	1,359,516
Health Care Providers & Services (5.3%)
103,100	Aetna Inc.	2,508,423
53,100	AmerisourceBergen Corp.	1,734,246
82,200	CIGNA Corp.	1,445,898	È
128,400	Coventry Health Care	1,661,496	*
76,000	Mednax Inc.	2,239,720	*
		9,589,783
Health Care Technology (1.1%)
153,900	IMS Health	1,919,133
Household Durables (3.0%)
6,500	NVR, Inc.	2,780,375	*
90,700	Whirlpool Corp.	2,683,813	È
		5,464,188
Household Products (1.5%)
53,200	Energizer Holdings	2,643,508	*
Independent Power Producers & Energy Traders (1.8%)
267,800	Dynegy Inc.	377,598	*È
159,600	NRG Energy	2,808,960	*È
		3,186,558
Industrial Conglomerates (0.7%)
91,400	McDermott International	1,223,846	*
Insurance (5.9%)
148,000	Assurant, Inc.	3,223,440
39,300	PartnerRe Ltd.	2,439,351
103,700	StanCorp Financial Group	2,362,286
115,800	W. R. Berkley	2,611,290
		10,636,367
IT Services (4.7%)
69,970	Affiliated Computer Services	3,350,863	*
105,000	Fidelity National Information Services	1,911,000
105,900	Lender Processing Services	3,241,599
		8,503,462
Life Science Tools & Services (0.5%)
30,800	Charles River Laboratories International	838,068	*
Machinery (3.4%)
43,000	Eaton Corp.	1,584,980
30,000	Kennametal Inc.	486,300
49,700	SPX Corp.	2,336,397
185,800	Terex Corp.	1,718,650	*
		6,126,327
Marine (0.5%)
202,000	Eagle Bulk Shipping	858,500
Media (3.0%)
164,400	Cablevision Systems	2,127,336
141,400	McGraw-Hill Cos.	3,233,818
		5,361,154

March 31, 2009

Schedule of Investments Regency Portfolio cont’d

(UNAUDITED)

NUMBER OF SHARES	VALUE($)†
Metals & Mining (4.6%)
87,300	Cliffs Natural Resources	1,585,368
75,100	Freeport-McMoRan Copper & Gold	2,862,061
156,600	Sterlite Industries (India) ADR	1,107,162
313,100	Teck Cominco Class B	1,737,705
44,900	United States Steel	948,737	È
		8,241,033
Multi-Utilities (1.5%)
230,100	CMS Energy	2,724,384
Multiline Retail (2.9%)
142,700	J.C. Penney	2,863,989
267,800	Macy's Inc.	2,383,420
		5,247,409
Oil, Gas & Consumable Fuels (9.3%)
26,500	Apache Corp.	1,698,385	È
179,300	Denbury Resources	2,664,398	*
62,500	Noble Energy	3,367,500	È
101,250	Ship Finance International	664,200	È
100,000	Southwestern Energy	2,969,000	*
300,765	Talisman Energy	3,158,033
85,200	Whiting Petroleum	2,202,420	*
		16,723,936
Personal Products (1.6%)
201,700	NBTY, Inc.	2,839,936	*
Pharmaceuticals (1.7%)
84,600	Shire Limited ADR	3,040,524
Real Estate Investment Trusts (4.7%)
28,200	Alexandria Real Estate Equities	1,026,480	È
204,300	Annaly Capital Management	2,833,641
58,426	Boston Properties	2,046,663	È
109,900	Developers Diversified Realty	234,087	È
48,500	Macerich Co.	303,610	È
61,839	Vornado Realty Trust	2,055,528
		8,500,009
Semiconductors & Semiconductor Equipment (1.2%)
161,700	International Rectifier	2,184,567	*
Total Common Stocks (Cost $273,644,755)		170,395,633
Short-Term Investments (12.1%)
7,234,941	Neuberger Berman Prime Money Fund Trust Class	7,234,941	@ØØ
14,567,234	Neuberger Berman Securities Lending Quality Fund, LLC	14,567,234	‡
Total Short-Term Investments (Cost $21,802,175)		21,802,175
Total Investments (106.9%) (Cost $295,446,930)		192,197,808	##
Liabilities, less cash, receivables and other assets [(6.9%)]		(12,322,848)
Total Net Assets (100.0%)		$179,874,960

March 31, 2009 Schedule of Investments Short Duration Bond Portfolio (UNAUDITED)

PRINCIPAL AMOUNT($)		VALUE($)†

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (12.9%)
12,000,000	U.S. Treasury Notes, 2.13%, due 1/31/10	12,154,224
30,975,000	U.S. Treasury Notes, 4.50%, due 11/15/10	32,918,186	ØØ
4,500,000	U.S. Treasury Notes, 4.75%, due 3/31/11	4,855,779
	Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $48,860,830)	49,928,189
Mortgage-Backed Securities (51.9%)
Adjustable Alt-A Conforming Balance (1.4%)
13,076,696	Countrywide Home Loans Mortgage Pass-Through Trust, Ser. 2007-HYB2, Class 2A1, 5.36%, due 4/1/09	5,350,077	µØØ
Adjustable Alt-A Jumbo Balance (2.2%)
12,928,816	Bear Stearns ALT-A Trust, Ser. 2007-1, Class 21A1, 5.69%, due 4/1/09	6,181,551	µ
4,725,374	JP Morgan Alternative Loan Trust, Ser. 2006-A2, Class 3A1, 5.94%, due 4/1/09	2,229,270	µ
		8,410,821

Adjustable Alt-A Mixed Balance (7.6%)
8,193,363	Bear Stearns ALT-A Trust, Ser. 2007-2, Class 2A1, 5.54%, due 4/1/09	3,835,942	µ
8,801,045	Bear Stearns ALT-A Trust, Ser. 2006-4, Class 32A1, 6.47%, due 4/1/09	3,598,141	µ
13,586,797	Countrywide Home Loans Mortgage Pass-Through Trust, Ser. 2007-HYB1, Class 2A1, 5.60%, due 4/1/09	5,967,942	µ
13,578,703	First Horizon Alternative Mortgage Securities Trust, Ser. 2006-AA3, Class A1, 6.30%, due 4/1/09	6,528,949	µ
8,238,560	First Horizon Alternative Mortgage Securities Trust, Ser. 2006-AA7, Class A1, 6.51%, due 4/1/09	3,735,320	µ
6,114,899	Nomura Asset Acceptance Corp., Ser. 2006-AR2, Class 2A2, 6.54%, due 4/1/09	2,693,748	µ
3,755,447	Residential Accredit Loans, Inc., Ser. 2005-QA10, Class A31, 5.59%, due 4/1/09	2,105,912	µ
2,517,685	Residential Accredit Loans, Inc., Ser. 2006-QA1, Class A21, 5.95%, due 4/1/09	953,831	µ
		29,419,785

Adjustable Alt-B Mixed Balance (0.3%)
2,221,537	Lehman XS Trust, Floating Rate, Ser. 2005-1, Class 2A1, 2.02%, due 4/1/09	1,232,588	µ
Adjustable Conforming Balance (1.1%)
3,921,311	Adjustable Rate Mortgage Trust, Ser. 2005-10, Class 4A1, 5.38%, due 4/1/09	2,611,676	µØØ
3,597,103	IndyMac INDX Mortgage Loan Trust, Ser. 2005-AR23, Class 2A1, 5.41%, due 4/1/09	1,732,002	µ
		4,343,678
Adjustable Jumbo Balance (5.7%)
1,663,644	Banc of America Funding Corp., Ser. 2005-F, Class 4A1, 5.33%, due 4/1/09	976,474	µØØ
4,298,632	Banc of America Funding Corp., Ser. 2006-H, Class 2A3, 6.68%, due 4/1/09	2,245,583	µ
7,766,602	Harborview Mortgage Loan Trust, Ser. 2006-3, Class 1A1A, 6.33%, due 4/1/09	3,367,581	µØØ
6,095,812	IndyMac INDX Mortgage Loan Trust, Ser. 2006-AR7, Class 3A1, 5.86%, due 4/1/09	2,838,810	µ
4,752,707	Merrill Lynch Mortgage Investors Trust, Ser. 2005-A1, Class 2A1, 4.50%, due 4/1/09	3,460,764	µ
18,000,000	Wells Fargo Mortgage Backed Securities Trust, Ser. 2005-AR16, Class 4A2, 4.99%, due 10/25/35	9,444,343	ØØ
		22,333,555
Adjustable Mixed Balance (6.5%)
3,827,163	Banc of America Funding Corp., Ser. 2005-H, Class 7A1, 5.65%, due 4/1/09	2,144,111	µ

2,956,290	Banc of America Funding Corp., Ser. 2006-A, Class 3A2, 5.84%, due 4/1/09	1,335,183	µ
3,320,260	Countrywide Home Loan Mortgage Pass-Through Trust, Ser. 2006-HYB3, Class 1A1A, 5.07%, due 4/1/09	1,407,691	µ
4,266,237	Countrywide Home Loan Mortgage Pass-Through Trust, Ser. 2006-HYB5, Class 2A1, 5.78%, due 4/1/09	1,575,993	µ
3,419,005	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-AR4, Class 2A1, 4.57%, due 4/1/09	2,336,508	µ
4,219,584	First Horizon Mortgage Pass-Through Trust, Ser. 2005-AR5, Class 2A1, 5.45%, due 4/1/09	3,054,848	µ
4,932,382	GMAC Mortgage Corp. Loan Trust, Ser. 2006-AR1, Class 1A1, 5.59%, due 4/1/09	2,452,480	µ
859,754	Harborview Mortgage Loan Trust, Ser. 2004-4, Class 3A, 1.25%, due 4/1/09	372,111	µ
8,252,939	IndyMac INDX Mortgage Loan Trust, Ser. 2006-AR3, Class 2A1A, 6.17%, due 4/1/09	3,437,329	µØØ
7,225,000	WaMu Mortgage Pass-Through Certificates, Ser. 2004-AR9, Class A7, 4.14%, due 4/1/09	7,061,818	µ
		25,178,072

Commercial Mortgage-Backed (23.5%)
7,088,398	Banc of America Commercial Mortgage, Inc., Ser. 2006-3, Class A1, 5.69%, due 7/10/44	7,090,398	ØØ
3,174,716	Banc of America Commercial Mortgage, Inc., Ser. 2005-6, Class A1, 5.00%, due 9/10/47	3,161,946	ØØ
7,450,822	Bear Stearns Commercial Mortgage Securities, Inc., Ser. 2006-PW14, Class A1, 5.04%, due 12/11/38	7,353,130	ØØ
6,899,979	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C5, Class A1, 5.10%, due 9/15/40	6,749,570	ØØ
5,944,216	GE Capital Commercial Mortgage Corp., Ser. 2002-2A, Class A2, 4.97%, due 8/11/36	5,835,527	ØØ
6,900,000	GE Capital Commercial Mortgage Corp., Ser. 2005-C3, Class A2, 4.85%, due 7/10/45	6,484,959
1,455,091	GMAC Commercial Mortgage Securities, Inc., Ser. 2006-C1, Class A1, 4.98%, due 11/10/45	1,445,347
2,226,245	Greenwich Capital Commercial Funding Corp., Ser. 2002-C1, Class A3, 4.50%, due 1/11/17	2,144,935	ØØ
3,939,256	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP7, Class A1, 6.02%, due 4/1/09	3,941,918	µ
686,566	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2004-C2, Class A1, 4.28%, due 5/15/41	684,977
12,838,930	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP5, Class A1, 5.04%, due 12/15/44	12,785,860
6,018,500	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A1, 5.65%, due 6/15/49	5,962,177
2,591,792	LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A1, 5.48%, due 3/15/32	2,588,145
8,036,464	Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-5, Class A1, 4.28%, due 8/12/48	7,815,861	ØØ
9,063,293	Morgan Stanley Capital I, Ser. 2005-HQ5, Class A2, 4.81%, due 1/14/42	8,992,511
1,751,617	Morgan Stanley Capital I, Ser. 2005-HQ6, Class A1, 4.65%, due 8/13/42	1,740,238
3,328,900	Morgan Stanley Capital I, Ser. 2006-T21, Class A1, 4.93%, due 10/12/52	3,299,647
3,298,676	Wachovia Bank Commercial Mortgage Trust, Ser. 2003-C7, Class A1, 4.24%, due 10/15/35	3,233,823	ñ
		91,310,969

Mortgage-Backed Non-Agency (1.7%)
1,772,464	Countrywide Home Loans, Ser. 2005-R2, Class 2A4, 8.50%, due 6/25/35	1,832,479	ñØØ
4,258,982	GSMPS Mortgage Loan Trust, Ser. 2005-RP2, Class 1A4, 8.50%, due 3/25/35	4,248,100	ñ
774,996	GSMPS Mortgage Loan Trust, Ser. 2005-RP3, Class 1A4, 8.50%, due 9/25/35	740,339	ñ
		6,820,918

Fannie Mae (0.6%)
2,020,163	Whole Loan, Ser. 2004-W8, Class PT, 10.53%, due 4/1/09	2,229,531	µØØ

Freddie Mac (1.3%)
11,075	Mortgage Participation Certificates, 10.00%, due 4/1/20	12,622
2,729,495	Pass-Through Certificates, 8.00%, due 11/1/26	2,982,491
1,786,777	Pass-Through Certificates, 8.50%, due 10/1/30	1,957,421
		4,952,534

	Total Mortgage-Backed Securities (Cost $296,982,695)	201,582,528
Corporate Debt Securities (16.3%)
Banks (5.3%)
9,000,000	Bank of America Corp., Senior Subordinated Unsecured Notes, 7.80%, due 2/15/10	8,645,922	ØØ
3,500,000	Wells Fargo & Co., Senior Unsecured Notes, 3.13%, due 4/1/09	3,500,000	ØØ
8,450,000	Wells Fargo & Co., Guaranteed Floating Rate Notes, 1.45%, due 6/15/09	8,472,004	µ
		20,617,926

Diversified Financial Services (10.3%)
8,500,000	Citigroup Funding, Inc., Guaranteed Floating Rate Notes, 1.53%, due 6/30/09	8,493,047	µ
3,000,000	Citigroup, Inc., Senior Unsecured Notes, 4.25%, due 7/29/09	2,970,804	ØØ
10,200,000	General Electric Capital Corp., Senior Unsecured Medium-Term Notes, Ser. A, 4.25%, due 9/13/10	10,052,814	ØØ
11,800,000	Goldman Sachs Group, Inc., Senior Unsecured Notes, 6.88%, due 1/15/11	11,924,454	ØØ
6,500,000	Morgan Stanley, Senior Unsecured Notes, 4.00%, due 1/15/10	6,454,149	ØØ
		39,895,268

Media (0.7%)
2,735,000	British Sky Broadcasting Group PLC, Guaranteed Senior Unsecured Notes, 8.20%, due 7/15/09	2,769,259	ØØ
	Total Corporate Debt Securities (Cost $64,344,093)	63,282,453
Asset-Backed Securities (14.1%)
1,230,393	ACE Securities Corp. Home Equity Loan Trust, Ser. 2006-FM1, Class A2A, 0.56%, due 4/27/09	1,189,050	µ
4,750,000	ACE Securities Corp. Home Equity Loan Trust, Ser. 2006-ASP5, Class A2B, 0.65%, due 4/27/09	2,131,690	µ
2,000,000	ACE Securities Corp. Home Equity Loan Trust, Ser. 2006-OP1, Class A2C, 0.67%, due 4/27/09	1,075,054	µ
1,753,000	Bear Stearns Asset Backed Securities Trust, Ser. 2006-HE9, Class 1A2, 0.67%, due 4/27/09	597,295	µ
5,921,660	Capital Auto Receivables Asset Trust, Ser. 2008-2, Class A2B, 1.48%, due 4/15/09	5,858,515	µ
3,758,665	Carrington Mortgage Loan Trust, Ser. 2006-OPT1, Class A3, 0.70%, due 4/27/09	2,504,861	µ
4,000,000	Carrington Mortgage Loan Trust, Ser. 2007-FRE1, Class A3, 0.78%, due 4/27/09	1,581,944	µ
4,000,000	Chase Issuance Trust, Ser. 2005-A9, Class A9, 0.58%, due 4/15/09	3,955,396	µ
5,000,000	Chase Issuance Trust, Ser. 2008-A7, Class A7, 1.21%, due 4/15/09	4,936,870	µØØ
3,062,543	Countrywide Asset-Backed Certificates Trust, Ser. 2006-3, Class 2A2, 0.70%, due 4/27/09	2,043,812	µ
1,686,371	Countrywide Asset-Backed Certificates Trust, Ser. 2006-5, Class 2A2, 0.70%, due 4/27/09	1,090,349	µ
3,078,639	Countrywide Asset-Backed Certificates Trust, Ser. 2006-6, Class 2A2, 0.70%, due 4/27/09	2,136,349	µ
5,485,497	DaimlerChrysler Auto Trust, Ser. 2008-B, Class A2B, 1.46%, due 4/8/09	5,400,151	µ
5,000,000	Discover Card Master Trust, Ser. 2008-A1, Class A1, 1.11%, due 4/15/09	4,873,929	µØØ
1,812,352	Fieldstone Mortgage Investment Corp., Ser. 2006-2, Class 2A1, 0.61%, due 4/27/09	1,751,305	µØØ
1,946,897	Impac Secured Assets Corp., Ser. 2006-3, Class A4, 0.61%, due 4/27/09	1,097,818	µ
2,042,761	Knollwood CDO Ltd., Ser. 2006-2A, Class A2J, 1.68%, due 4/14/09	—	ñµ
1,005,055	Merrill Lynch Mortgage Investors Trust, Ser. 2006-MLN1, Class A2A, 0.59%, due 4/27/09	909,974	µ
995,153	Morgan Stanley Capital I, Inc., Mortgage Pass-Through Certificates, Ser. 2007-HE5, Class A2A, 0.63%, due 4/27/09	897,934	µ
3,209,485	Residential Asset Mortgage Products, Inc., Ser. 2006-RS1, Class AI2, 0.75%, due 4/27/09	1,962,326	µ
571,669	Resmae Mortgage Loan Trust, Ser. 2006-1, Class A2A, 0.62%, due 4/27/09	551,789	ñµ
1,475,000	Securitized Asset Backed Receivables LLC Trust, Ser. 2006-WM4, Class A2C, 0.68%, due 4/27/09	380,786	µ
5,175,000	Soundview Home Equity Loan Trust, Ser. 2006-OPT3, Class 2A3, 0.69%, due 4/27/09	2,961,659	µØØ
5,387,573	Structured Asset Investment Loan Trust, Ser. 2006-3, Class A4, 0.61%, due 4/27/09	4,999,685	µØØ

	Total Asset-Backed Securities (Cost $72,636,268)	54,888,541

Repurchase Agreements (5.5%)
21,400,000	Repurchase Agreement with Fixed Income Clearing Corp., 0.11%, due 4/1/09, dated 3/31/09, Maturity Value $21,400,065, Collateralized by $22,100,000, Fannie Mae, Disc. Notes, 0.00%, due 11/16/09 (Collateral Value $22,044,750) (Cost $ 21,400,000)	21,400,000	#

	Total Investments (100.7%) (Cost $504,223,886)	391,081,711	##

	Liabilities, less cash, receivables and other assets [(0.7%)]	(2,642,580)	¢¢

	Total Net Assets (100.0%)	$388,439,131

See Notes to Schedule of Investments

March 31, 2009

Schedule of Investments Small-Cap Growth Portfolio

(UNAUDITED)

NUMBER OF SHARES		VALUE($)†
Common Stocks (94.7%)
Aerospace & Defense (0.9%)
4,200	HEICO Corp.	102,060	È
Airlines (2.1%)
5,100	Allegiant Travel	231,846	*È
Biotechnology (3.0%)
3,700	Alexion Pharmaceuticals	139,342	*
4,000	Myriad Genetics	181,880	*
		321,222
Capital Markets (6.1%)
3,000	Greenhill & Co.	221,550	È
19,200	Janus Capital Group	127,680
4,700	Stifel Financial	203,557	*
6,400	Waddell & Reed Financial	115,648
		668,435
Chemicals (1.3%)
10,200	Calgon Carbon	144,534	*
Commercial Banks (1.7%)
6,700	Signature Bank	189,141	*
Commercial Services & Supplies (4.1%)
9,500	Cornell Companies	155,515	*
11,200	Geo Group	148,400	*
7,200	Tetra Tech	146,736	*
		450,651
Communications Equipment (5.3%)
11,800	DG Fastchannel	221,486	*
8,100	Riverbed Technology	105,948	*
7,700	Starent Networks	121,737	*È
6,400	ViaSat, Inc.	133,248	*
		582,419
Diversified Consumer Services (1.5%)
900	Strayer Education	161,883	È
Electronic Equipment, Instruments & Components (1.2%)
11,000	Cogent Inc.	130,900	*
Food & Staples Retailing (1.6%)
10,100	Whole Foods Market	169,680	È
Health Care Equipment & Supplies (6.9%)
5,700	Abaxis, Inc.	98,268	*
3,800	ICU Medical	122,056	*
4,500	Immucor Inc.	113,175	*
5,300	Inverness Medical Innovations	141,139	*È
4,900	Masimo Corp.	142,002	*
10,200	Wright Medical Group	132,906	*
		749,546
Health Care Providers & Services (6.1%)
5,500	CardioNet, Inc.	154,330	*
4,100	Emergency Medical Services	128,699	*
5,800	IPC The Hospitalist	110,374	*
9,900	Kindred Healthcare	148,005	*
5,600	VCA Antech	126,280	*
		667,688

March 31, 2009

Schedule of Investments Small-Cap Growth Portfolio

(UNAUDITED)

NUMBER OF SHARES		VALUE($)†
Health Care Technology (1.3%)
9,500	MedAssets Inc.	135,375	*
Hotels, Restaurants & Leisure (7.4%)
15,200	Ameristar Casinos	191,216
11,900	Brinker International	179,690
4,100	Cracker Barrel Old Country Store	117,424
2,300	Panera Bread	128,570	*
7,800	Penn National Gaming	188,370	*
		805,270
Internet Software & Services (4.3%)
3,200	Equinix, Inc.	179,680	*È
9,800	Omniture, Inc.	129,262	*
6,000	VistaPrint Ltd.	164,940	*È
		473,882
Life Science Tools & Services (1.5%)
4,400	Illumina, Inc.	163,856	*È
Media (1.0%)
8,400	Regal Entertainment Group	112,644
Multiline Retail (1.3%)
8,700	Nordstrom, Inc.	145,725	È
Oil, Gas & Consumable Fuels (4.0%)
8,100	Arena Resources	206,388	*
9,000	Concho Resources	230,310	*
		436,698
Pharmaceuticals (1.2%)
10,200	Optimer Pharmaceuticals	134,538	*È
Professional Services (3.0%)
3,400	FTI Consulting	168,232	*
3,300	Watson Wyatt Worldwide Class A	162,921
		331,153
Road & Rail (1.7%)
8,000	Old Dominion Freight Line	187,920	*
Semiconductors & Semiconductor Equipment (7.3%)
3,700	Hittite Microwave	115,440	*
5,900	Netlogic Microsystems	162,132	*
12,000	Semtech Corp.	160,200	*
4,900	Silicon Laboratories	129,360	*
10,500	Varian Semiconductor Equipment	227,430	*
		794,562
Software (7.9%)
3,800	Advent Software	126,578	*È
8,100	Informatica Corp.	107,406	*
12,700	Nuance Communications	137,922	*
4,900	Solera Holdings	121,422	*
4,400	Sybase, Inc.	133,276	*
14,900	TeleCommunication Systems	136,633	*
6,000	Ultimate Software Group	103,560	*
		866,797
Specialty Retail (4.6%)
8,800	hhgregg, Inc.	124,520	*
4,300	Monro Muffler Brake	117,519
7,500	Rent-A-Center, Inc.	145,275	*
3,200	Tractor Supply	115,392	*

March 31, 2009

Schedule of Investments Small-Cap Growth Portfolio cont’d

(UNAUDITED)

NUMBER OF SHARES	VALUE($)†
Textiles, Apparel & Luxury Goods (1.4%)
6,100	Warnaco Group	146,400	*
Trading Companies & Distributors (2.1%)
17,400	Beacon Roofing Supply	232,986	*
Wireless Telecommunication Services (2.9%)
13,600	SBA Communications	316,880	*
Total Common Stocks (Cost $10,040,934)		10,357,397
Short-Term Investments (21.9%)
620,533	Neuberger Berman Prime Money Fund Trust Class	620,533	@ØØ
1,777,025	Neuberger Berman Securities Lending Quality Fund, LLC	1,777,025	‡
Total Short-Term Investments (Cost $2,397,558)		2,397,558
Total Investments (116.6%) (Cost $12,438,492)		12,754,955	##
Liabilities, less cash, receivables and other assets [(16.6%)]		(1,815,118)
Total Net Assets (100.0%)		$ 10,939,837

March 31, 2009 Schedule of Investments Socially Responsive Portfolio (UNAUDITED)

NUMBER OF SHARES	VALUE($)†
Common Stocks (97.1%)
Automobiles (2.0%)
28,670	Toyota Motor ADR	1,814,811
Biotechnology (4.5%)
62,170	Genzyme Corp.	3,692,276	*
82,850	Medarex, Inc.	425,021	*
		4,117,297
Capital Markets (5.0%)
81,635	Bank of New York Mellon	2,306,189
146,129	Charles Schwab	2,264,999
		4,571,188
Chemicals (3.6%)
48,720	Praxair, Inc.	3,278,369
Diversified Financial Services (4.1%)
49,485	Intercontinental Exchange Inc.	3,685,148	*
Electronic Equipment, Instruments & Components (8.0%)
115,825	Anixter International	3,669,336	*
191,975	National Instruments	3,580,334
		7,249,670
Energy Equipment & Services (2.4%)
100,850	Smith International	2,166,258
Health Care Providers & Services (2.2%)
93,270	UnitedHealth Group	1,952,141
Industrial Conglomerates (2.8%)
51,265	3M Co.	2,548,896
Insurance (7.6%)
5,200	Markel Corp.	1,476,176	*
190,975	Progressive Corp.	2,566,704	*
132,355	Willis Group Holdings	2,911,810
		6,954,690
Internet Software & Services (1.8%)
130,500	Yahoo! Inc.	1,671,705	*
Life Science Tools & Services (2.0%)
32,165	Millipore Corp.	1,846,593	*
Machinery (5.1%)
85,640	Danaher Corp.	4,643,401
Media (13.8%)
300,727	Comcast Corp. Class A Special	3,870,356
195,825	Scripps Networks Interactive	4,408,021
11,909	Washington Post	4,252,704
		12,531,081
Multi-Utilities (2.5%)
300,234	National Grid	2,305,947
Oil, Gas & Consumable Fuels (9.0%)
228,463	BG Group PLC	3,446,237
80,675	Cimarex Energy	1,482,806
142,410	Newfield Exploration	3,232,707	*
		8,161,750
Pharmaceuticals (3.3%)
34,956	Novo Nordisk A/S ADR	1,677,189
27,969	Novo Nordisk A/S Class B	1,340,998	È
		3,018,187
Professional Services (2.1%)
61,485	Manpower Inc.	1,938,622
Road & Rail (3.6%)
91,385	Canadian National Railway	3,239,598
Semiconductors & Semiconductor Equipment (8.0%)
283,205	Altera Corp.	4,970,248
141,450	Texas Instruments	2,335,339
		7,305,587
Software (3.7%)
123,050	Intuit Inc.	3,322,350	*
Total Common Stocks (Cost $124,468,196)		88,323,289
Short-Term Investments (1.6%)
1,450,904	Neuberger Berman Securities Lending Quality Fund, LLC (Cost $1,450,904)	1,450,904	‡
Principal Amount
Repurchase Agreements (2.6%)
$ 2,344,619	Repurchase Agreement with Fixed Income Clearing Corp., 0.11%, due 4/1/09, dated 3/31/09, Maturity Value $2,344,626, Collateralized by $2,365,000, Fannie Mae, 4.50%, due 4/29/13 (Collateral Value $2,415,256) (Cost $2,344,619)	2,344,619	#
Certificates of Deposit (0.2%)
100,000	Shorebank Chicago, 2.00%, due 6/13/09	100,000
100,000	Shorebank Pacific, 0.85%, due 5/6/09	100,000
Total Certificates of Deposit (Cost $200,000)		200,000	#
Total Investments (101.5%) (Cost $128,463,719)		92,318,812	##
Liabilities, less cash, receivables and other assets [(1.5%)]		(1,331,100)
Total Net Assets (100.0%)		$ 90,987,712

See Notes to Schedule of Investments

March 31, 2009 (UNAUDITED)

Notes to Schedule of Investments

†    Investments in equity securities by each Fund, and financial futures contracts by Neuberger Berman Balanced Portfolio and Neuberger Berman Short Duration Bond Portfolio, are valued by obtaining valuations from an independent pricing service. The independent pricing service values equity securities at the latest sale price when that price is readily available. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security on a particular day, the independent pricing service may value the security based on reported market quotations. If a valuation is not available from an independent pricing service, the Fund seeks to obtain quotations from principal market makers. If such quotations are not readily available, securities are valued using methods the Board of Trustees of Neuberger Berman Advisers Management Trust (the “Board”) has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are currently translated from the local currency into U.S. dollars using the exchange rate as of 4:00 p.m., Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. (“Interactive”) to assist in determining the fair value of the Fund’s foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities. In this event, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, is expected to approximate market value.

In accordance with Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157"), “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of the Funds’ investments.

In addition to defining fair value, FAS 157 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•     Level 1 – quoted prices in active markets for identical investments

•     Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•     Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2009:

Neuberger Berman Balanced Portfolio:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$8,986,852	$7,760
Level 2 - Other Significant Observable Inputs	5,162,752	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$14,149,604	$7,760

Neuberger Berman Growth Portfolio:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$73,046,000
Level 2 - Other Significant Observable Inputs	12,487,955
Level 3 – Significant Unobservable Inputs	-
Total	$85,533,955

Neuberger Berman Guardian Portfolio:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$102,966,461
Level 2 - Other Significant Observable Inputs	7,310,064
Level 3 – Significant Unobservable Inputs	-
Total	$110,276,525

Neuberger Berman International Portfolio:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$204,437,433
Level 2 - Other Significant Observable Inputs	26,286,956
Level 3 – Significant Unobservable Inputs	-
Total	$230,724,389

Neuberger Berman Mid-Cap Growth Portfolio:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$342,142,868
Level 2 - Other Significant Observable Inputs	102,196,283
Level 3 – Significant Unobservable Inputs	-
Total	$444,339,151

Neuberger Berman Partners Portfolio:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$188,227,072
Level 2 - Other Significant Observable Inputs	14,271,324
Level 3 – Significant Unobservable Inputs	-
Total	$202,498,396

Neuberger Berman Regency Portfolio:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$170,395,633
Level 2 - Other Significant Observable Inputs	21,802,175
Level 3 – Significant Unobservable Inputs	-
Total	$192,197,808

Neuberger Berman Small-Cap Growth Portfolio:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$10,357,397
Level 2 - Other Significant Observable Inputs	2,397,558
Level 3 – Significant Unobservable Inputs	-
Total	$12,754,955

Neuberger Berman Short Duration Bond Portfolio:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$ -	$594,958
Level 2 - Other Significant Observable Inputs	391,081,711	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$391,081,711	$594,958

Following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities
Beginning Balance, as of 1/1/09	$5,107
Accrued discounts/premiums	-
Realized gain/loss and change in unrealized appreciation/depreciation	(5,107)
Net purchases/sales	-
Net transfers in and/or out of Level 3	-
Balance, as of 3/31/09	$-
Net change in unrealized appreciation/depreciation from investments still held as of 3/31/09	$(5,107)

Neuberger Berman Socially Responsive Portfolio:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$88,323,289
Level 2 - Other Significant Observable Inputs	3,995,523
Level 3 – Significant Unobservable Inputs	-
Total	$92,318,812

*Other financial instruments include financial futures contracts.

#	At cost, which approximates market value.

##	At March 31, 2009, selected fund information on a U.S. federal income tax basis was as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Neuberger Berman Balanced Portfolio	$18,419,684	$942,838	$5,212,918	$(4,270,080)
Neuberger Berman Growth Portfolio	90,482,682	7,871,040	12,819,767	(4,948,727)
Neuberger Berman Guardian Portfolio	135,548,561	3,099,617	28,371,653	(25,272,036)
Neuberger Berman International Portfolio	295,677,390	3,952,484	68,905,485	(64,953,001)
Neuberger Berman Mid-Cap Growth Portfolio	469,918,655	35,615,866	61,195,370	(25,579,504)
Neuberger Berman Partners Portfolio	305,367,878	14,254,608	117,124,090	(102,869,482)
Neuberger Berman Regency Portfolio	303,887,215	4,593,671	116,283,078	(111,689,407)
Neuberger Berman Short Duration Bond Portfolio	505,977,016	372,080	115,267,385	(114,895,305)
Neuberger Berman Small-Cap Growth Portfolio	12,863,897	456,680	565,622	(108,942)
Neuberger Berman Socially Responsive Portfolio	131,514,687	1,112,930	40,308,805	(39,195,875)

*	Security did not produce income during the last twelve months.

È	All or a portion of this security is on loan.

‡	Managed by an affiliate of Neuberger Berman Management LLC and could be deemed an affiliate of the Fund and is segregated in connection with obligations for security lending.

@

Neuberger Berman Prime Money Fund (“Prime Money”) is also managed by Neuberger Berman Management LLC, and the Fund’s investment managers, and may be considered an affiliate since it has the same officers, Board members, and investment manager as the Fund and because, at times, the Fund may own 5% or more of the outstanding voting securities of Prime Money.

ñ

Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be liquid. At March 31, 2009, these securities amounted to $194,896 and $10,606,530, or 1.4% and 2.7, of net assets for Balanced Portfolio and Short Duration Bond Portfolio, respectively.

µ	Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of March 31, 2009.

¢¢	At March 31, 2009, open positions in financial futures contracts were as follows:

Balanced Portfolio:

Expiration	Open Contracts	Position	Unrealized Appreciation
June 2009	6 U.S. Treasury Notes, 2 Year	Long	$7,760

At March 31, 2009, Balanced Portfolio had deposited $63,649 in Fannie Mae Whole Loan, 10.53%, due 4/01/09, to cover margin requirements on open futures contracts.

Short Duration Bond Portfolio:

Expiration	Open Contracts	Position	Unrealized Appreciation
June 2009	460 U.S. Treasury Notes, 2 Year	Long	$594,958

At March 31, 2009, Short Duration Bond Portfolio had deposited $1,346,257 in Fannie Mae Whole Loan, 10.53%, due 4/01/09, to cover margin requirements on open futures contracts.

ØØ	All or a portion of this security is segregated in connection with obligations for financial futures contracts, when-issued purchase commitments and/or security lending.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

REAL ESTATE PORTFOLIO

The fund was not operational and had no assets at the close of the reporting period.

INTERNATIONAL LARGE CAP PORTFOLIO

The fund was not operational and had no assets at the close of the reporting period.

Item 2. Controls and Procedures.

(a)	Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure

(b)	There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Advisers Management Trust

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer

Date: June 1, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer

Date: June 1, 2009

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial and Accounting Officer

Date: June 1, 2009